Schedule of Investments (unaudited)	iShares® Europe ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Glencore PLC	1,980,720	$10,728,443
Rio Tinto PLC	192,089	11,484,353
		22,212,796
Austria — 0.3%
Erste Group Bank AG	61,477	1,562,208
OMV AG	26,058	1,225,527
Verbund AG	12,422	1,221,061
		4,008,796
Belgium — 1.2%
Ageas SA/NV	32,675	1,440,725
Anheuser-Busch InBev SA/NV	157,266	8,469,079
Groupe Bruxelles Lambert SA	18,319	1,535,671
KBC Group NV	61,139	3,439,740
Solvay SA	12,987	1,058,000
UCB SA	22,984	1,947,647
Umicore SA	35,149	1,232,113
		19,122,975
Brazil — 0.1%
Yara International ASA	28,749	1,204,611

Denmark — 4.3%
AP Moller - Maersk A/S, Class A	545	1,264,921
AP Moller - Maersk A/S, Class B, NVS	1,051	2,467,325
Carlsberg A/S, Class B	18,117	2,315,402
Chr Hansen Holding A/S	19,083	1,393,015
Coloplast A/S, Class B	21,025	2,402,309
Danske Bank A/S	125,134	1,780,995
DSV A/S	37,757	5,309,287
Genmab A/S(a)	11,783	3,822,933
GN Store Nord A/S	24,797	874,768
Novo Nordisk A/S, Class B	293,806	32,583,763
Novozymes A/S, Class B	38,565	2,320,955
Orsted A/S(b)	34,164	3,598,285
Pandora A/S	17,729	1,126,367
Tryg A/S	66,611	1,500,739
Vestas Wind Systems A/S	182,845	3,887,650
		66,648,714
Finland — 2.0%
Elisa OYJ	27,786	1,564,276
Fortum OYJ	80,330	1,214,177
Kesko OYJ, Class B	48,691	1,152,312
Kone OYJ, Class B	73,028	3,490,386
Metso Outotec OYJ	129,468	977,209
Neste OYJ	77,993	3,469,205
Nokia OYJ	977,339	4,530,013
Nordea Bank Abp	604,581	5,340,577
Sampo OYJ, Class A	88,598	3,871,831
Stora Enso OYJ, Class R	108,243	1,715,122
UPM-Kymmene OYJ	96,285	2,952,416
Wartsila OYJ Abp	88,794	696,034
		30,973,558
France — 16.9%
Accor SA(a)	29,502	804,860
Air Liquide SA	94,667	12,742,441
Airbus SE	111,947	10,949,520
Alstom SA	53,791	1,228,292
ArcelorMittal SA	110,369	2,475,067
Arkema SA	11,268	1,007,950
Security	Shares	Value

France (continued)
AXA SA	360,020	$8,223,408
BNP Paribas SA	205,608	9,834,633
Bouygues SA	38,582	1,190,776
Bureau Veritas SA	51,074	1,314,034
Capgemini SE	29,028	5,006,171
Carrefour SA	109,749	1,948,187
Cie Generale des Etablissements Michelin SCA	130,892	3,574,785
Cie. de Saint-Gobain	94,878	4,099,605
Credit Agricole SA	252,042	2,323,565
Danone SA	122,289	6,848,452
Dassault Systemes SE	125,590	4,651,962
Edenred	46,054	2,181,606
Eiffage SA	14,854	1,343,693
Electricite de France SA	98,384	808,111
Engie SA	321,879	3,727,025
EssilorLuxottica SA	54,467	8,257,882
Eurofins Scientific SE	23,250	1,836,241
Gecina SA	9,414	883,503
Hermes International	6,308	7,099,196
Kering SA	13,320	6,902,781
Legrand SA	49,251	3,656,813
L’Oreal SA	42,956	14,914,552
LVMH Moet Hennessy Louis Vuitton SE	48,437	29,685,953
Orange SA	341,955	4,029,451
Pernod Ricard SA	36,510	6,749,777
Publicis Groupe SA	43,190	2,124,106
Renault SA(a)	38,429	970,175
Safran SA	63,431	6,315,537
Sanofi	209,163	21,093,257
Sartorius Stedim Biotech	4,455	1,405,631
Schneider Electric SE	103,028	12,276,350
SCOR SE	27,173	585,282
Societe Generale SA	140,959	3,116,560
Sodexo SA	15,182	1,073,888
Teleperformance	10,635	3,283,919
Thales SA	19,627	2,409,744
TotalEnergies SE	444,169	23,379,709
Ubisoft Entertainment SA(a)	16,600	732,115
Unibail-Rodamco-Westfield(a)	21,212	1,078,416
Valeo	41,264	804,069
Veolia Environnement SA	118,479	2,904,310
Vinci SA	93,391	8,382,908
Vivendi SE	147,004	1,500,160
Worldline SA/France(a)(b)	45,195	1,685,745
		265,422,173
Germany — 11.0%
adidas AG	32,347	5,745,827
Allianz SE, Registered	73,955	14,177,924
Aroundtown SA	176,239	563,682
BASF SE	166,299	7,275,954
Bayer AG, Registered	177,876	10,622,107
Bayerische Motoren Werke AG	57,768	4,478,209
Beiersdorf AG	18,089	1,856,243
Brenntag SE	28,410	1,860,235
Commerzbank AG(a)	181,362	1,286,788
Continental AG	19,555	1,372,541
Covestro AG(b)	34,981	1,215,544
Daimler Truck Holding AG(a)	89,886	2,367,227
Delivery Hero SE(a)(b)	34,482	1,300,862
Deutsche Bank AG, Registered	374,207	3,288,418

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Boerse AG	34,401	$5,776,846
Deutsche Post AG, Registered	179,474	6,776,244
Deutsche Telekom AG, Registered	613,933	12,210,664
E.ON SE	406,499	3,423,972
Fresenius Medical Care AG & Co. KGaA	36,595	1,833,449
Fresenius SE & Co. KGaA	75,984	2,310,804
GEA Group AG	30,423	1,054,704
Hannover Rueck SE	10,960	1,598,568
HeidelbergCement AG	25,170	1,215,240
HelloFresh SE(a)	31,550	1,029,309
Henkel AG & Co. KGaA	17,740	1,089,951
Infineon Technologies AG	236,448	5,751,717
LEG Immobilien SE	13,650	1,135,975
Mercedes-Benz Group AG(c)	151,089	8,774,996
Merck KGaA	23,400	3,969,137
MTU Aero Engines AG	9,606	1,759,738
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	25,366	6,000,260
Puma SE	18,750	1,243,997
RWE AG	121,971	4,511,224
SAP SE	197,964	18,044,498
Siemens AG, Registered	144,666	14,871,158
Siemens Healthineers AG(b)	51,059	2,603,312
Symrise AG	24,185	2,637,742
Volkswagen AG	5,377	983,371
Vonovia SE	140,610	4,350,537
Zalando SE(a)(b)(c)	35,123	925,232
		173,294,206
Ireland — 0.9%
CRH PLC	138,890	4,792,926
Flutter Entertainment PLC, Class DI(a)	27,481	2,785,963
Kerry Group PLC, Class A	28,027	2,680,278
Kingspan Group PLC	28,348	1,704,596
Ryanair Holdings PLC, ADR(a)(c)	18,308	1,231,213
Smurfit Kappa Group PLC	46,877	1,580,789
		14,775,765
Italy — 2.8%
Assicurazioni Generali SpA	223,228	3,565,568
Atlantia SpA	92,025	2,160,237
Enel SpA	1,398,983	7,672,331
Eni SpA	456,977	5,420,049
Ferrari NV	23,174	4,264,888
FinecoBank Banca Fineco SpA	109,241	1,310,516
Intesa Sanpaolo SpA	3,095,889	5,793,860
Mediobanca Banca di Credito Finanziario SpA	120,774	1,047,428
Moncler SpA	38,513	1,659,371
Nexi SpA(a)(b)	140,697	1,168,410
Prysmian SpA	49,681	1,364,881
Snam SpA	371,076	1,946,800
Telecom Italia SpA/Milano(a)	1,840,255	482,529
Terna - Rete Elettrica Nazionale	258,473	2,032,175
UniCredit SpA	403,060	3,851,779
		43,740,822
Netherlands — 7.4%
ABN AMRO Bank NV, CVA(b)	76,171	855,899
Adyen NV(a)(b)	5,605	8,088,755
Aegon NV	255,516	1,100,413
Akzo Nobel NV	32,613	2,132,821
Argenx SE(a)	9,721	3,664,363
Security	Shares	Value

Netherlands (continued)
ASM International NV	7,000	$1,741,650
ASML Holding NV	73,596	34,769,542
CNH Industrial NV	176,916	2,046,095
Euronext NV(b)	17,999	1,476,148
EXOR NV	20,704	1,293,792
Heineken Holding NV	18,713	1,359,399
Heineken NV	43,327	3,943,692
IMCD NV	10,318	1,410,826
ING Groep NV	706,859	6,963,692
Just Eat Takeaway.com NV(a)(b)	27,329	429,432
Koninklijke Ahold Delhaize NV	189,338	4,928,280
Koninklijke DSM NV	31,647	4,533,450
Koninklijke KPN NV	624,902	2,223,482
Koninklijke Philips NV	160,038	3,432,579
NN Group NV	55,999	2,536,354
Prosus NV	157,690	10,210,993
QIAGEN NV(a)	41,282	1,941,003
Randstad NV	23,181	1,120,346
Stellantis NV	401,735	4,987,435
Universal Music Group NV	239,679	4,802,212
Wolters Kluwer NV	48,321	4,683,172
		116,675,825
Norway — 1.0%
DNB Bank ASA	164,958	2,986,327
Equinor ASA	194,645	6,782,480
Mowi ASA	81,456	1,862,710
Norsk Hydro ASA	241,696	1,365,887
Orkla ASA	129,633	1,038,450
Telenor ASA	116,836	1,561,305
		15,597,159
Portugal — 0.2%
EDP - Energias de Portugal SA	529,220	2,466,341
Galp Energia SGPS SA	83,396	975,815
		3,442,156
Singapore — 0.2%
STMicroelectronics NV, New	118,796	3,745,051

Spain — 3.9%
ACS Actividades de Construccion y Servicios SA	46,661	1,137,205
Aena SME SA(a)(b)	13,507	1,723,506
Amadeus IT Group SA(a)	81,567	4,567,274
Banco Bilbao Vizcaya Argentaria SA	1,207,280	5,484,161
Banco Santander SA	3,139,675	8,883,436
CaixaBank SA	788,104	2,759,980
Cellnex Telecom SA(b)	105,340	4,099,639
Enagas SA	40,348	892,358
Endesa SA	58,703	1,110,509
Ferrovial SA	91,903	2,338,358
Grifols SA	54,904	1,041,220
Iberdrola SA	1,069,886	11,139,015
Industria de Diseno Textil SA	203,147	4,616,611
Naturgy Energy Group SA	58,930	1,702,821
Red Electrica Corp. SA	72,128	1,365,352
Repsol SA	253,463	3,736,551
Telefonica SA	971,345	4,959,233
		61,557,229
Sweden — 4.4%
Alfa Laval AB	52,286	1,267,522
Assa Abloy AB, Class B	179,565	3,831,924

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Atlas Copco AB	468,097	$4,381,409
Atlas Copco AB	281,896	2,361,984
Boliden AB	50,233	1,606,474
Electrolux AB, Class B	48,498	655,056
Embracer Group AB(a)(c)	119,457	917,560
Epiroc AB, Class A	111,754	1,732,753
Epiroc AB, Class B	72,014	975,891
EQT AB	50,427	1,036,428
Essity AB, Class B	109,088	2,851,622
Evolution AB(b)	32,716	2,992,892
Getinge AB, Class B	39,478	914,956
H & M Hennes & Mauritz AB, Class B	134,878	1,618,892
Hexagon AB, Class B	381,763	3,989,062
Industrivarden AB, Class A	33,194	750,414
Industrivarden AB, Class C	30,957	692,022
Investor AB, Class B	329,878	5,440,268
Kinnevik AB, Class B(a)	42,917	694,663
Nibe Industrier AB, Class B	256,275	1,931,863
Sandvik AB	199,829	3,256,633
Sinch AB(a)(b)(c)	124,488	406,634
Skandinaviska Enskilda Banken AB, Class A	288,755	2,844,767
Skanska AB, Class B	73,150	1,125,451
SKF AB, Class B	69,386	1,029,430
Svenska Cellulosa AB SCA, Class B	105,970	1,592,204
Svenska Handelsbanken AB, Class A	281,704	2,418,120
Swedbank AB, Class A	166,015	2,105,501
Swedish Match AB	276,173	2,817,666
Tele2 AB, Class B	100,593	1,147,048
Telefonaktiebolaget LM Ericsson, Class B	522,389	3,901,730
Telia Co. AB	448,847	1,722,721
Volvo AB, Class B	287,605	4,474,956
		69,486,516
Switzerland — 16.6%
ABB Ltd., Registered	323,414	8,673,371
Adecco Group AG, Registered	30,954	1,055,062
Alcon Inc.	90,475	6,344,245
Baloise Holding AG, Registered	8,278	1,355,053
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	193	1,965,133
Chocoladefabriken Lindt & Spruengli AG, Registered	21	2,201,959
Cie. Financiere Richemont SA, Class A, Registered	94,513	10,166,110
Credit Suisse Group AG, Registered	455,944	2,602,459
Geberit AG, Registered	6,495	3,124,767
Givaudan SA, Registered	1,438	5,068,535
Holcim AG	93,514	4,010,771
Julius Baer Group Ltd.	39,583	1,836,258
Kuehne + Nagel International AG, Registered	9,289	2,207,089
Logitech International SA, Registered	31,310	1,632,667
Lonza Group AG, Registered	13,483	7,201,773
Nestle SA, Registered	510,578	59,672,618
Novartis AG, Registered	435,785	36,946,105
Partners Group Holding AG	4,109	3,710,825
Roche Holding AG, Bearer	4,710	1,822,759
Roche Holding AG, NVS	127,520	42,629,912
Schindler Holding AG, Participation Certificates, NVS	7,629	1,395,032
Schindler Holding AG, Registered	3,524	634,667
SGS SA, Registered	1,080	2,477,173
Siemens Energy AG(a)	70,202	1,034,661
Sika AG, Registered	28,127	6,492,758
Sonova Holding AG, Registered	9,575	3,059,991
Security	Shares	Value

Switzerland (continued)
Straumann Holding AG	21,100	$2,541,833
Swatch Group AG (The), Bearer	5,288	1,256,104
Swatch Group AG (The), Registered	9,949	443,908
Swiss Life Holding AG, Registered	5,631	2,748,871
Swiss Prime Site AG, Registered	14,084	1,237,477
Swiss Re AG	52,312	4,060,351
Swisscom AG, Registered(a)	4,589	2,538,270
Temenos AG, Registered	12,000	1,026,961
UBS Group AG, Registered	670,356	10,837,465
VAT Group AG(b)	4,882	1,167,561
Vifor Pharma AG (a)	8,511	1,475,484
Zurich Insurance Group AG	27,242	11,879,509
		260,535,547
United Kingdom — 24.3%
3i Group PLC	174,229	2,361,469
abrdn PLC	409,403	799,136
Admiral Group PLC	48,973	1,340,887
Anglo American PLC	244,166	8,728,585
Ashtead Group PLC	80,985	3,406,921
Associated British Foods PLC	65,921	1,271,983
AstraZeneca PLC	280,900	37,056,815
Auto Trader Group PLC(b)	175,448	1,188,230
Aviva PLC, NVS	516,066	2,527,828
BAE Systems PLC	583,864	5,911,036
Barclays PLC	2,867,185	5,361,513
Barratt Developments PLC	185,447	1,037,328
Berkeley Group Holdings PLC	20,722	942,115
BP PLC	3,588,243	16,848,576
British American Tobacco PLC	413,652	17,730,887
British Land Co. PLC (The)	173,008	946,415
BT Group PLC	1,570,553	3,569,487
Bunzl PLC	61,691	2,048,803
Burberry Group PLC	73,305	1,470,606
Compass Group PLC	323,263	6,637,037
Croda International PLC	26,196	2,070,584
DCC PLC	18,818	1,170,791
Diageo PLC	422,123	18,232,633
Direct Line Insurance Group PLC	254,938	782,516
DS Smith PLC	252,430	854,935
Entain PLC(a)	106,201	1,616,131
Experian PLC	175,540	5,153,993
Ferguson PLC	42,037	4,709,089
GSK PLC	906,958	19,546,383
Halma PLC	67,847	1,665,789
Hargreaves Lansdown PLC	64,455	621,891
HSBC Holdings PLC	3,706,333	24,211,700
IMI PLC	48,407	694,286
Imperial Brands PLC	174,208	3,900,119
Informa PLC(a)	262,472	1,695,729
InterContinental Hotels Group PLC	33,054	1,756,753
Intermediate Capital Group PLC	53,087	848,731
Intertek Group PLC	29,810	1,532,226
ITV PLC	668,631	533,944
J Sainsbury PLC	313,409	779,969
Johnson Matthey PLC	36,222	854,138
Kingfisher PLC	377,140	1,127,077
Land Securities Group PLC	139,979	1,135,925
Legal & General Group PLC	1,071,740	3,133,310
Lloyds Banking Group PLC	12,862,084	6,617,627
London Stock Exchange Group PLC	58,661	5,473,755

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
M&G PLC	477,544	$1,132,123
Marks & Spencer Group PLC(a)	361,271	599,361
Melrose Industries PLC	794,127	1,456,627
Mondi PLC	89,325	1,585,532
National Grid PLC	701,834	9,019,223
NatWest Group PLC	1,007,074	2,680,590
Next PLC	23,725	1,694,921
Ocado Group PLC(a)	117,190	1,117,139
Pearson PLC	135,193	1,238,027
Persimmon PLC	57,697	1,312,716
Phoenix Group Holdings PLC	153,263	1,104,189
Prudential PLC	497,258	6,185,507
Reckitt Benckiser Group PLC	133,356	10,030,008
RELX PLC	358,933	9,745,516
Rentokil Initial PLC	339,521	1,968,190
Rightmove PLC	158,057	1,095,309
Rolls-Royce Holdings PLC(a)	1,531,021	1,558,060
Sage Group PLC (The)	207,351	1,605,681
Schroders PLC	23,567	769,869
Segro PLC	217,713	2,599,008
Severn Trent PLC	44,225	1,468,278
Shell PLC	1,388,570	36,162,222
Smith & Nephew PLC	161,231	2,254,780
Smiths Group PLC	67,406	1,152,701
Spirax-Sarco Engineering PLC	13,328	1,607,472
SSE PLC	189,797	3,745,706
St. James’s Place PLC	97,520	1,312,164
Standard Chartered PLC	448,799	3,388,159
Taylor Wimpey PLC	669,161	953,180
Tesco PLC	1,385,006	4,316,514
Unilever PLC	476,048	21,698,169
United Utilities Group PLC	126,049	1,569,092
Vodafone Group PLC	4,852,313	7,544,821
Weir Group PLC (The)	48,212	803,542
Whitbread PLC	36,536	1,107,941
WPP PLC	221,065	2,233,032
		381,721,050

Total Common Stocks — 98.9%
(Cost: $1,805,313,068)		1,554,164,949

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	11,552	823,950
Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	32,985	$2,041,130
Porsche Automobil Holding SE, Preference Shares, NVS	28,119	1,870,223
Sartorius AG, Preference Shares, NVS	4,506	1,581,464
Volkswagen AG, Preference Shares, NVS	33,228	4,473,808
		10,790,575
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS(a)	1,112,133	278,257

Total Preferred Stocks — 0.7%
(Cost: $18,605,589)		11,068,832

Total Long-Term Investments — 99.6%
(Cost: $1,823,918,657)		1,565,233,781

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	11,773,981	11,772,803
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	2,220,000	2,220,000

Total Short-Term Securities — 0.9%
(Cost: $13,993,807)		13,992,803

Total Investments in Securities — 100.5%
(Cost: $1,837,912,464)		1,579,226,584

Liabilities in Excess of Other Assets — (0.5)%		(7,600,870)

Net Assets — 100.0%		$1,571,625,714

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,533,435	$9,241,643	(a)	$—		$(955)	$(1,320)	$11,772,803	11,773,981	$13,836	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,630,000	—		(410,000	)(a)	—	—	2,220,000	2,220,000	5,198		—
						$(955)	$(1,320)	$13,992,803		$19,034		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	99	09/16/22	$3,579	$(50,134)
FTSE 100 Index	26	09/16/22	2,259	(12,948)
				$(63,082)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,908,656	$1,549,256,293	$—	$1,554,164,949
Preferred Stocks	—	11,068,832	—	11,068,832
Money Market Funds	13,992,803	—	—	13,992,803
	$18,901,459	$1,560,325,125	$—	$1,579,226,584
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(63,082)	$—	$(63,082)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

ADR	American Depositary Receipt
NVS	Non-Voting Shares